Fair Value of Financial Assets and Liabilities (All Registrants)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities (All Registrants)	Fair Value of Financial Assets and Liabilities (All Registrants)
Exelon measures and classifies fair value measurements in accordance with the hierarchy as defined by GAAP. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:
•Level 1 — quoted prices (unadjusted) in active markets for identical assets or liabilities that the Registrants have the ability to liquidate as of the reporting date.
•Level 2 — inputs other than quoted prices included within Level 1 that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.
•Level 3 — unobservable inputs, such as internally developed pricing models or third-party valuations for the asset or liability due to little or no market activity for the asset or liability.
Fair Value of Financial Liabilities Recorded at Amortized Cost
The following tables present the carrying amounts and fair values of the Registrants’ short-term liabilities, long-term debt, and trust preferred securities (long-term debt to financing trusts or junior subordinated debentures) as of December 31, 2021 and 2020. The Registrants have no financial liabilities classified as Level 1.
The carrying amounts of the Registrants’ short-term liabilities as presented in their Consolidated Balance Sheets are representative of their fair value (Level 2) because of the short-term nature of these instruments.

	December 31, 2021				December 31, 2020
	Carrying Amount	Fair Value			Carrying Amount	Fair Value
		Level 2	Level 3	Total		Level 2	Level 3	Total
Long-Term Debt, including amounts due within one year(a)
Exelon	$32,902	$34,897	$2,217	$37,114	$31,149	$35,416	$1,856	$37,272
ComEd	9,773	11,305	—	11,305	8,983	11,117	—	11,117
PECO	4,197	4,740	50	4,790	3,753	4,553	50	4,603
BGE	3,961	4,406	—	4,406	3,664	4,366	—	4,366
PHI	7,547	5,970	2,167	8,137	7,006	6,099	1,806	7,905
Pepco	3,445	3,201	975	4,176	3,165	3,336	748	4,084
DPL	1,810	1,426	552	1,978	1,677	1,484	455	1,939
ACE	1,582	1,091	641	1,732	1,413	1,018	602	1,620
Long-Term Debt to Financing Trusts
Exelon	$390	$—	$470	$470	$390	$—	$467	$467
ComEd	205	—	248	248	205	—	246	246
PECO	184	—	222	222	184	—	221	221
__________
(a) Includes unamortized debt issuance costs, unamortized debt discount and premium, net, purchase accounting fair value adjustments, and finance lease liabilities which are not fair valued. Refer to Note 15 — Debt and Credit Agreements for unamortized debt issuance costs, unamortized debt discount and premium, net, and purchase accounting fair value adjustments and Note 10 — Leases for finance lease liabilities.

Exelon uses the following methods and assumptions to estimate fair value of financial liabilities recorded at carrying cost:

Type	Level	Registrants	Valuation
Long-Term Debt, including amounts due within one year
Taxable Debt Securities	2	All	The fair value is determined by a valuation model that is based on a conventional discounted cash flow methodology and utilizes assumptions of current market pricing curves. Exelon obtains credit spreads based on trades of existing Exelon debt securities as well as other issuers in the utility sector with similar credit ratings. The yields are then converted into discount rates of various tenors that are used for discounting the respective cash flows of the same tenor for each bond or note.
Variable Rate Financing Debt	2	Exelon, DPL	Debt rates are reset on a regular basis and the carrying value approximates fair value.
Taxable Private Placement Debt Securities	3	Exelon, Pepco, DPL, ACE	Rates are obtained similar to the process for taxable debt securities. Due to low trading volume and qualitative factors such as market conditions, low volume of investors, and investor demand, these debt securities are Level 3.
Non-Government Backed Fixed Rate Nonrecourse Debt	3	Exelon, Pepco	Fair value is based on market and quoted prices for its own and other nonrecourse debt with similar risk profiles. Given the low trading volume in the nonrecourse debt market, the price quotes used to determine fair value will reflect certain qualitative factors, such as market conditions, investor demand, new developments that might significantly impact the project cash flows or off-taker credit, and other circumstances related to the project.
Long-Term Debt to Financing Trusts
Long Term Debt to Financing Trusts	3	Exelon, ComEd, PECO	Fair value is based on publicly traded securities issued by the financing trusts. Due to low trading volume of these securities and qualitative factors, such as market conditions, investor demand, and circumstances related to each issue, this debt is classified as Level 3.

Recurring Fair Value Measurements
The following tables present assets and liabilities measured and recorded at fair value in the Registrants' Consolidated Balance Sheets on a recurring basis and their level within the fair value hierarchy as of December 31, 2021 and 2020:
Exelon

	As of December 31, 2021				As of December 31, 2020
	Level 1	Level 2	Level 3	Total(a)	Level 1	Level 2	Level 3	Total(a)
Assets
Cash equivalents(b)	$524	$—	$—	$524	$558	$—	$—	$558
Rabbi trust investments
Cash equivalents	60	—	—	60	59	—	—	59
Mutual funds	60	—	—	60	54	—	—	54
Fixed income	—	10	—	10	—	11	—	11
Life insurance contracts	—	61	37	98	—	60	34	94
Rabbi trust investments subtotal	120	71	37	228	113	71	34	218
Total assets	644	71	37	752	671	71	34	776
Liabilities
Mark-to-market derivative liabilities	—	—	(219)	(219)	—	—	(301)	(301)
Deferred compensation obligation	—	(131)	—	(131)	—	(121)	—	(121)
Total liabilities	—	(131)	(219)	(350)	—	(121)	(301)	(422)
Total net assets	$644	$(60)	$(182)	$402	$671	$(50)	$(267)	$354
__________
(a)There were no assets and liabilities that were not subject to leveling as of December 31, 2021 and 2020.
(b)Excludes cash of $464 million and $237 million as of December 31, 2021 and 2020, respectively, and restricted cash of $49 million and $39 million as of December 31, 2021 and 2020, respectively, and includes long-term restricted cash of $44 million and $53 million as of December 31, 2021 and 2020, respectively, which is reported in Other deferred debits in the Consolidated Balance Sheets.

ComEd, PECO, and BGE

	ComEd				PECO				BGE
As of December 31, 2021	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(a)	$237	$—	$—	$237	$9	$—	$—	$9	$—	$—	$—	$—
Rabbi trust investments
Mutual funds	—	—	—	—	11	—	—	11	14	—	—	14
Life insurance contracts	—	—	—	—	—	16	—	16	—	—	—	—
Rabbi trust investments subtotal	—	—	—	—	11	16	—	27	14	—	—	14
Total assets	237	—	—	237	20	16	—	36	14	—	—	14
Liabilities
Mark-to-market derivative liabilities(b)	—	—	(219)	(219)	—	—	—	—	—	—	—	—
Deferred compensation obligation	—	(10)	—	(10)	—	(9)	—	(9)	—	(7)	—	(7)
Total liabilities	—	(10)	(219)	(229)	—	(9)	—	(9)	—	(7)	—	(7)
Total net assets (liabilities)	$237	$(10)	$(219)	$8	$20	$7	$—	$27	$14	$(7)	$—	$7

	ComEd				PECO				BGE
As of December 31, 2020	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(a)	$285	$—	$—	$285	$8	$—	$—	$8	$120	$—	$—	$120
Rabbi trust investments
Mutual funds	—	—	—	—	9	—	—	9	10	—	—	10
Life insurance contracts	—	—	—	—	—	13	—	13	—	—	—	—
Rabbi trust investments subtotal	—	—	—	—	9	13	—	22	10	—	—	10
Total assets	285	—	—	285	17	13	—	30	130	—	—	130
Liabilities
Mark-to-market derivative liabilities(b)	—	—	(301)	(301)	—	—	—	—	—	—	—	—
Deferred compensation obligation	—	(8)	—	(8)	—	(9)	—	(9)	—	(5)	—	(5)
Total liabilities	—	(8)	(301)	(309)	—	(9)	—	(9)	—	(5)	—	(5)
Total net assets (liabilities)	$285	$(8)	$(301)	$(24)	$17	$4	$—	$21	$130	$(5)	$—	$125
__________
(a)ComEd excludes cash of $105 million and $83 million as of December 31, 2021 and 2020, respectively, and restricted cash of $42 million and $37 million as of December 31, 2021 and 2020, respectively, and includes long-term restricted cash of $43 million as of both December 31, 2021 and 2020, which is reported in Other deferred debits in the Consolidated Balance Sheets. PECO excludes cash of $35 million and $18 million as of December 31, 2021 and 2020, respectively. BGE excludes cash of $51 million and $24 million as of December 31, 2021 and 2020, respectively, and restricted cash of $4 million and $1 million as of December 31, 2021 and 2020, respectively.
(b)The Level 3 balance consists of the current and noncurrent liability of $18 million and $201 million, respectively, as of December 31, 2021 and $33 million and $268 million, respectively, as of December 31, 2020 related to floating-to-fixed energy swap contracts with unaffiliated suppliers.
PHI, Pepco, DPL, and ACE

	As of December 31, 2021				As of December 31, 2020
PHI	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(a)	$110	$—	$—	$110	$86	$—	$—	$86
Rabbi trust investments
Cash equivalents	59	—	—	59	55	—	—	55
Mutual funds	14	—	—	14	14	—	—	14
Fixed income	—	10	—	10	—	11	—	11
Life insurance contracts	—	27	35	62	—	26	34	60
Rabbi trust investments subtotal	73	37	35	145	69	37	34	140
Total assets	183	37	35	255	155	37	34	226
Liabilities
Deferred compensation obligation	—	(18)	—	(18)	—	(17)	—	(17)
Total liabilities	—	(18)	—	(18)	—	(17)	—	(17)
Total net assets	$183	$19	$35	$237	$155	$20	$34	$209

	Pepco				DPL				ACE
As of December 31, 2021	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(a)	$31	$—	$—	$31	$43	$—	$—	$43	$—	$—	$—	$—
Rabbi trust investments
Cash equivalents	58	—	—	58	—	—	—	—	—	—	—	—
Life insurance contracts	—	27	35	62	—	—	—	—	—	—	—	—
Rabbi trust investments subtotal	58	27	35	120	—	—	—	—	—	—	—	—
Total assets	89	27	35	151	43	—	—	43	—	—	—	—
Liabilities
Deferred compensation obligation	—	(2)	—	(2)	—	—	—	—	—	—	—	—
Total liabilities	—	(2)	—	(2)	—	—	—	—	—	—	—	—
Total net assets	$89	$25	$35	$149	$43	$—	$—	$43	$—	$—	$—	$—

	Pepco				DPL				ACE
As of December 31, 2020	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(a)	$35	$—	$—	$35	$—	$—	$—	$—	$13	$—	$—	$13
Rabbi trust investments
Cash equivalents	53	—	—	53	—	—	—	—	—	—	—	—
Fixed income	—	2	—	2	—	—	—	—	—	—	—	—
Life insurance contracts	—	26	34	60	—	—	—	—	—	—	—	—
Rabbi trust investments subtotal	53	28	34	115	—	—	—	—	—	—	—	—
Total assets	88	28	34	150	—	—	—	—	13	—	—	13
Liabilities
Deferred compensation obligation	—	(2)	—	(2)	—	—	—	—	—	—	—	—
Total liabilities	—	(2)	—	(2)	—	—	—	—	—	—	—	—
Total net assets	$88	$26	$34	$148	$—	$—	$—	$—	$13	$—	$—	$13
__________
(a)PHI excludes cash of $100 million and $74 million as of December 31, 2021 and 2020, respectively, and restricted cash of $3 million and none as of December 31, 2021 and 2020, respectively, and includes long-term restricted cash of none and $10 million as of December 31, 2021 and 2020, respectively, which is reported in Other deferred debits in the Consolidated Balance Sheets. Pepco excludes cash of $34 million and $30 million as of December 31, 2021 and 2020, respectively, and restricted cash of $3 million and none as of December 31, 2021 and 2020, respectively. DPL excludes cash of $28 million and $15 million as of December 31, 2021 and 2020, respectively. ACE excludes cash of $29 million and $17 million as of December 31, 2021 and 2020, respectively, and includes long-term restricted cash of none and $10 million as of December 31, 2021 and 2020, respectively, which is reported in Other deferred debits in the Consolidated Balance Sheets.
Reconciliation of Level 3 Assets and Liabilities
The following tables present the fair value reconciliation of Level 3 assets and liabilities measured at fair value on a recurring basis during the years ended December 31, 2021 and 2020:

	Exelon	ComEd		PHI and Pepco
For the year ended December 31, 2021	Total	Mark-to-Market Derivatives		Life Insurance Contracts
Balance as of January 1, 2021	$(267)	$(301)		$34
Total realized / unrealized gains (losses)
Included in net income(a)	3	—		3
Included in regulatory assets/liabilities	82	82	(b)	—
Purchases, sales, and settlements
Settlements	(2)	—		(2)
Transfers into Level 3	2	—		—
Balance as of December 31, 2021	$(182)	$(219)		$35
The amount of total gains included in income attributed to the change in unrealized gains (losses) related to assets and liabilities as of December 31, 2021	3	$—		$3

	Exelon	ComEd		PHI and Pepco
For the year ended December 31, 2020	Total	Mark-to-Market Derivatives		Life Insurance Contracts
Balance as of January 1, 2020	$(260)	$(301)		$41
Total realized / unrealized gains (losses)
Included in net income(a)	3	—		3
Included in regulatory assets/liabilities	—	—	(b)	—
Purchases, sales, and settlements
Settlements	(10)	—		(10)
Balance as of December 31, 2020	$(267)	$(301)		$34
The amount of total gains included in income attributed to the change in unrealized gains (losses) related to assets and liabilities as of December 31, 2020	$3	$—		$3
__________
(a)Classified in Operating and maintenance expense in the Consolidated Statements of Operations and Comprehensive Income.
(b)Includes $62 million of increases in fair value and an increase for realized losses due to settlements of $20 million recorded in purchased power expense associated with floating-to-fixed energy swap contracts with unaffiliated suppliers for the year ended December 31, 2021. Includes $33 million of decreases in fair value and an increase for realized losses due to settlements of $33 million recorded in purchased power expense associated with floating-to-fixed energy swap contracts with unaffiliated suppliers for the year ended December 31, 2020.
Valuation Techniques Used to Determine Fair Value
Cash Equivalents (All Registrants). Investments with original maturities of three months or less when purchased, including mutual and money market funds, are considered cash equivalents. The fair values are based on observable market prices and, therefore, are included in the recurring fair value measurements hierarchy as Level 1.
Rabbi Trust Investments (Exelon, PECO, BGE, PHI, Pepco, DPL, and ACE). The Rabbi trusts were established to hold assets related to deferred compensation plans existing for certain active and retired members of Exelon’s executive management and directors. The Rabbi trusts' assets are included in investments in the Registrants’ Consolidated Balance Sheets and consist primarily of money market funds, mutual funds, fixed income securities, and life insurance policies. Money market funds and mutual funds are publicly quoted and have been categorized as Level 1 given the clear observability of the prices. The fair values of fixed income securities are based on evaluated prices that reflect observable market information, such as actual trade information or similar securities, adjusted for observable differences and are categorized in Level 2. The life insurance policies are valued using the cash surrender value of the policies, net of loans against those policies, which is provided by a third-party. Certain life insurance policies, which consist primarily of mutual funds that are priced based on observable market data, have been categorized as Level 2 because the life insurance policies can be liquidated at the reporting date for the value of the underlying assets. Life insurance policies that are valued using unobservable inputs have been categorized as Level 3, where the fair value is determined based on the cash surrender value of the policy, which contains unobservable inputs and assumptions. Because Exelon relies on its third-party insurance provider to develop the inputs without adjustment for the valuations of its Level 3 investments, quantitative information about significant unobservable inputs used in valuing these investments is not reasonably available to Exelon. Therefore, Exelon has not disclosed such inputs.
Deferred Compensation Obligations (All Registrants).  The Registrants’ deferred compensation plans allow participants to defer certain cash compensation into a notional investment account. The Registrants include such plans in other current and noncurrent liabilities in their Consolidated Balance Sheets. The value of the Registrants’ deferred compensation obligations is based on the market value of the participants’ notional investment accounts. The underlying notional investments are comprised primarily of equities, mutual funds, commingled funds, and fixed income securities which are based on directly and indirectly observable market prices. Since the deferred compensation obligations themselves are not exchanged in an active market, they are categorized as Level 2 in the fair value hierarchy.
The value of certain employment agreement obligations (which are included with the Deferred Compensation Obligation in the tables above) are based on a known and certain stream of payments to be made over time and are categorized as Level 2 within the fair value hierarchy.
Mark-to-Market Derivatives (Exelon and ComEd). On December 17, 2010, ComEd entered into several 20-year floating to fixed energy swap contracts with unaffiliated suppliers for the procurement of long-term renewable energy and associated RECs. The fair value of these swaps has been designated as a Level 3 valuation due to the long tenure of the positions and internal modeling assumptions. The modeling assumptions include using natural gas heat rates to project long term forward power curves adjusted by a renewable factor that incorporates time of day and seasonality factors to reflect accurate renewable energy pricing. In addition, marketability reserves are applied to the positions based on the tenor and supplier risk. See Note 14 — Derivative Financial Instruments for additional information on mark-to-market derivatives.
The following table discloses the significant inputs to the forward curve used to value mark-to-market derivatives:

Type of trade	Fair Value as of December 31, 2021	Fair Value as of December 31, 2020	Valuation Technique	Unobservable Input	2021 Range & Arithmetic Average				2020 Range & Arithmetic Average

Mark-to-market derivatives	$(219)	$(301)	Discounted Cash Flow	Forward heat rate(a)	9x	-	10x	9.13x	8x	-	9x	8.85x
				Marketability reserve	3%	-	7%	4.77%	3%	-	8%	4.93%
				Renewable factor	92%	-	120%	97%	91%	-	123%	99%
__________
(a)Quoted forward natural gas rates are utilized to project the forward power curve for the delivery of energy at specified future dates. The natural gas curve is extrapolated beyond its observable period to the end of the contract’s delivery.
The inputs listed above, which are as of the balance sheet date, would have a direct impact on the fair values of the above instruments if they were adjusted. An increase to the marketability reserves would decrease the fair value. An increase to the forward heat rate or renewable factors would increase the fair value accordingly.